United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/17

Date of Reporting Period: Quarter ended 04/30/17

Item 1.	Schedule of Investments

Federated MDT All Cap Core Fund
Portfolio of Investments
April 30, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Agricultural Machinery—2.3%
9,100		AGCO Corp.	$582,309
23,481		Deere & Co.	2,620,714
		TOTAL	3,203,023
		Air Freight—0.2%
4,639	[1]	Atlas Air Worldwide Holdings, Inc.	269,062
		Airline - National—1.2%
21,800	[1]	Jet Blue Airways Corp.	475,894
16,140	[1]	United Continental Holdings, Inc.	1,133,189
		TOTAL	1,609,083
		Airline - Regional—0.1%
2,027		Alaska Air Group, Inc.	172,477
		Apparel—0.2%
4,466	[1]	Iconix Brand Group, Inc.	31,262
2,984		PVH Corp.	301,474
		TOTAL	332,736
		AT&T Divestiture—0.7%
24,694		AT&T, Inc.	978,623
		Auto Manufacturing—0.3%
35,900		Ford Motor Co.	411,773
		Auto Original Equipment Manufacturers—0.3%
3,325		Lear Corp.	474,344
		Auto Rentals—0.2%
7,800	[1]	Avis Budget Group, Inc.	237,900
		Biotechnology—2.1%
10,715		Amgen, Inc.	1,749,974
9,778	[1]	Celgene Corp.	1,212,961
		TOTAL	2,962,935
		Cable TV—0.9%
29,963		Viacom, Inc., Class B	1,275,225
		Cellular Communications—1.1%
22,216	[1]	T-Mobile USA, Inc.	1,494,470
		Clothing Stores—1.2%
8,000		Abercrombie & Fitch Co., Class A	95,920
1,700		Children's Place, Inc./The	195,160
3,583		Foot Locker, Inc.	277,109
9,671	[1]	Fossil, Inc.	166,825
33,449		Gap (The), Inc.	876,364
4,151		Tailored Brands, Inc.	51,182
		TOTAL	1,662,560
		Commodity Chemicals—1.2%
20,478		Eastman Chemical Co.	1,633,120
		Computer Networking—0.7%
31,818		Juniper Networks, Inc.	956,767
		Computer Peripherals—0.8%
3,140		NVIDIA Corp.	327,502
1

Shares			Value
		COMMON STOCKS—continued
		Computer Peripherals—continued
19,800		NetApp, Inc.	$789,030
		TOTAL	1,116,532
		Computer Services—0.3%
2,452		IBM Corp.	393,031
		Computers - Low End—2.7%
25,774		Apple, Inc.	3,702,435
		Computers - Midrange—2.6%
190,398		Hewlett-Packard Co.	3,583,290
		Construction Machinery—0.3%
3,984	[1]	United Rentals, Inc.	436,885
		Contracting—0.2%
2,301	[1]	Dycom Industries, Inc.	243,124
		Cosmetics & Toiletries—0.6%
21,400	[1]	Avon Products, Inc.	103,790
3,481	[1]	Helen of Troy Ltd.	327,214
1,432	[1]	Ulta Beauty, Inc.	403,022
		TOTAL	834,026
		Crude Oil & Gas Production—1.2%
22,200	[1]	Chesapeake Energy Corp.	116,772
11,202		Cimarex Energy Co.	1,307,050
2,070	[1]	Concho Resources, Inc.	262,186
		TOTAL	1,686,008
		Dairy Products—0.3%
5,515		Cal-Maine Foods, Inc.	208,191
8,425		Dean Foods Co.	166,310
		TOTAL	374,501
		Defense Aerospace—2.0%
47,870		Spirit Aerosystems Holdings, Inc., Class A	2,736,249
		Department Stores—1.4%
5,980		Dillards, Inc., Class A	331,113
20,551		Kohl's Corp.	802,105
17,948		Macy's, Inc.	524,441
5,296		Nordstrom, Inc.	255,638
		TOTAL	1,913,297
		Discount Department Stores—1.4%
2,900		Big Lots, Inc.	146,421
33,297		Target Corp.	1,859,637
		TOTAL	2,006,058
		Diversified Leisure—0.8%
43,653	[1]	MSG Networks, Inc., Class A	1,089,142
		Electric Utility—4.2%
24,600		AES Corp.	278,226
2,728		Ameren Corp.	149,194
22,956		American Electric Power Co., Inc.	1,557,105
3,664		Entergy Corp.	279,417
28,660		Exelon Corp.	992,496
83,976		NiSource, Inc.	2,036,418
4,696		P G & E Corp.	314,867
6,360		Public Service Enterprises Group, Inc.	280,158
		TOTAL	5,887,881
2

Shares			Value
		COMMON STOCKS—continued
		Electrical Equipment—0.1%
3,060	[1]	WESCO International, Inc.	$186,507
		Electronic Instruments—0.2%
29,400		Xerox Corp.	211,386
		Electronics Stores—0.6%
16,800		Best Buy Co., Inc.	870,408
		Ethical Drugs—4.9%
25,678		AbbVie, Inc.	1,693,207
15,509		Eli Lilly & Co.	1,272,669
5,182		Johnson & Johnson	639,822
87,183		Pfizer, Inc.	2,957,247
1,942	[1]	United Therapeutics Corp.	244,109
		TOTAL	6,807,054
		Financial Services—2.5%
28,700		Ally Financial, Inc.	568,260
2,361		Ameriprise Financial, Inc.	301,854
14,768		Bank of New York Mellon Corp.	694,982
17,478		Discover Financial Services	1,093,948
25,900		Navient Corp.	393,680
18,900		Western Union Co.	375,354
		TOTAL	3,428,078
		Grocery Chain—0.2%
8,480		GNC Holdings, Inc.	65,975
8,982		Kroger Co.	266,316
		TOTAL	332,291
		Home Building—0.1%
5,206		D. R. Horton, Inc.	171,225
		Home Products—0.4%
3,770		Libbey, Inc.	39,585
7,554		Tupperware Brands Corp.	542,453
		TOTAL	582,038
		Hospitals—1.0%
27,966	[1]	Community Health Systems, Inc.	240,787
14,184	[1]	HCA, Inc.	1,194,435
		TOTAL	1,435,222
		Hotels and Motels—0.8%
11,961		Wyndham Worldwide Corp.	1,140,003
		Industrial Machinery—0.9%
22,134	[1]	Colfax Corp.	895,763
6,829		Kennametal, Inc.	283,950
		TOTAL	1,179,713
		Integrated International Oil—1.0%
11,303		Chevron Corp.	1,206,030
1,807		Exxon Mobil Corp.	147,542
		TOTAL	1,353,572
		Internet Services—3.3%
35,892	[1]	eBay, Inc.	1,199,152
20,698	[1]	Facebook, Inc.	3,109,874
1,914	[1]	NetFlix, Inc.	291,311
		TOTAL	4,600,337
		Life Insurance—4.3%
31,903		Aflac, Inc.	2,388,897
3

Shares			Value
		COMMON STOCKS—continued
		Life Insurance—continued
33,135		Prudential Financial, Inc.	$3,546,439
		TOTAL	5,935,336
		Medical Supplies—1.5%
32,548		Baxter International, Inc.	1,812,273
1,779	[1]	Inogen, Inc.	147,461
1,633	[1]	Orthofix International NV	64,585
		TOTAL	2,024,319
		Medical Technology—1.7%
4,748	[1]	IDEXX Laboratories, Inc.	796,382
1,763		Thermo Fisher Scientific, Inc.	291,477
10,449		Zimmer Biomet Holdings, Inc.	1,250,223
		TOTAL	2,338,082
		Metal Distribution—0.1%
2,471		Reliance Steel & Aluminum Co.	194,764
		Miscellaneous Components—0.3%
27,428		Vishay Intertechnology, Inc.	448,448
		Miscellaneous Food Products—1.5%
7,300		Fresh Del Monte Produce, Inc.	447,490
12,745		Ingredion, Inc.	1,578,086
		TOTAL	2,025,576
		Miscellaneous Machinery—0.2%
14,360	[1]	SPX Corp.	345,502
		Money Center Bank—5.8%
19,891		Bank of America Corp.	464,256
23,015		JPMorgan Chase & Co.	2,002,305
18,675		PNC Financial Services Group	2,236,331
40,494		State Street Corp.	3,397,447
		TOTAL	8,100,339
		Mortgage and Title—0.6%
21,412		Assured Guaranty Ltd.	816,440
		Multi-Industry Capital Goods—1.9%
12,319		Roper Technologies, Inc.	2,694,165
		Office Equipment—0.1%
14,800		Pitney Bowes, Inc.	196,692
		Offshore Driller—0.2%
15,800		Nabors Industries Ltd.	163,372
11,813		Noble Corp. PLC	56,702
		TOTAL	220,074
		Oil Refiner—2.2%
15,598		HollyFrontier Corp.	438,928
40,533		Valero Energy Corp.	2,618,837
		TOTAL	3,057,765
		Oil Well Supply—0.1%
8,200	[1]	Superior Energy Services, Inc.	99,056
		Packaged Foods—0.9%
10,090		Smucker (J.M.) Co.	1,278,605
		Paint & Related Materials—0.3%
1,312		Sherwin-Williams Co.	439,100
		Paper Products—0.2%
5,600		Domtar, Corp.	222,040
4

Shares			Value
		COMMON STOCKS—continued
		Personal Loans—0.1%
4,846		Synchrony Financial	$134,719
		Photo-Optical Component-Equipment—0.1%
1,780		Cognex Corp.	151,905
		Pollution Control—0.2%
3,188		Waste Management, Inc.	232,023
		Poultry Products—1.9%
16,900		Pilgrim's Pride Corp.	438,724
10,329		Sanderson Farms, Inc.	1,195,892
15,398		Tyson Foods, Inc., Class A	989,475
		TOTAL	2,624,091
		Printing—0.3%
5,086		Deluxe Corp.	365,734
2,386		Ennis, Inc.	41,994
3,233		R.R. Donnelley & Sons Co.	40,639
		TOTAL	448,367
		Property Liability Insurance—3.4%
3,874		Everest Re Group Ltd.	975,124
30,616		The Travelers Cos., Inc.	3,724,743
		TOTAL	4,699,867
		Recreational Goods—0.1%
4,970	[1]	American Outdoor Brands Corp.	110,086
		Regional Banks—1.9%
4,063		Citizens Financial Group, Inc.	149,153
29,600		Fifth Third Bancorp	723,128
17,200		Huntington Bancshares, Inc.	221,192
30,200		KeyCorp	550,848
9,100		Popular, Inc.	381,381
10,286		SunTrust Banks, Inc.	584,347
		TOTAL	2,610,049
		Rubber—0.5%
19,439		Goodyear Tire & Rubber Co.	704,275
		Securities Brokerage—1.9%
9,585		Goldman Sachs Group, Inc.	2,145,123
2,436		Marketaxess Holdings, Inc.	468,979
		TOTAL	2,614,102
		Semiconductor Distribution—0.1%
2,931	[1]	Arrow Electronics, Inc.	206,636
		Semiconductor Manufacturing—2.8%
5,160		Analog Devices, Inc.	393,192
75,550		Intel Corp.	2,731,132
7,435		KLA-Tencor Corp.	730,266
		TOTAL	3,854,590
		Semiconductor Manufacturing Equipment—3.2%
56,753		Applied Materials, Inc.	2,304,739
14,750		Lam Research Corp.	2,136,538
		TOTAL	4,441,277
		Services to Medical Professionals—2.0%
1,084	[1]	Laboratory Corp. of America Holdings	151,923
3,753	[1]	Molina Healthcare, Inc.	186,862
13,783		UnitedHealth Group, Inc.	2,410,371
		TOTAL	2,749,156
5

Shares			Value
		COMMON STOCKS—continued
		Shoes—0.2%
8,631	[1]	Skechers USA, Inc., Class A	$217,933
		Soft Drinks—3.6%
26,230		Dr. Pepper Snapple Group, Inc.	2,403,979
4,598	[1]	National Beverage Corp.	407,337
19,554		PepsiCo, Inc.	2,215,077
		TOTAL	5,026,393
		Software Packaged/Custom—1.6%
14,906		CA, Inc.	489,364
3,287		LogMeIn, Inc.	371,431
16,190	[1]	Salesforce.com, Inc.	1,394,283
		TOTAL	2,255,078
		Specialty Retailing—3.0%
3,978	[1]	AutoZone, Inc.	2,753,532
16,403		Bed Bath & Beyond, Inc.	635,616
5,982		GameStop Corp.	135,731
2,144	[1]	O'Reilly Automotive, Inc.	532,034
16,300		Staples, Inc.	159,251
		TOTAL	4,216,164
		System Instruments—0.1%
4,200	[1]	Sanmina Corp.	156,450
		Telecommunication Equipment & Services—0.3%
11,391		Cisco Systems, Inc.	388,091
		Telephone Utility—1.2%
62,812		CenturyLink, Inc.	1,612,384
		Undesignated Consumer Cyclicals—0.3%
2,100		DeVry Education Group, Inc.	79,485
5,800		Nu Skin Enterprises, Inc., Class A	320,334
		TOTAL	399,819
		TOTAL COMMON STOCKS (IDENTIFIED COST $128,445,220)	136,264,149
		INVESTMENT COMPANY—1.8%
2,492,877	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[3] (IDENTIFIED COST $2,493,624)	2,493,624
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $130,938,844)[4]	138,757,773
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	40,642
		TOTAL NET ASSETS—100%	$138,798,415
1	Non-income-producing security.
2	Affiliated holding.
Transactions involving the affiliated holding during the period ended April 30, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2016	2,073,572
Purchases/Additions	34,765,066
Sales/Reductions	(34,345,761)
Balance of Shares Held 4/30/2017	2,492,877
Value	$2,493,624
Dividend Income	$10,308
6

3	7-day net yield.
4	At April 30, 2017, the cost of investments for federal tax purposes was $130,938,844. The net unrealized appreciation of investments for federal tax purposes was $7,818,929. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,447,690 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,628,761.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
7
Federated MDT Balanced Fund
0Portfolio of Investments
April 30, 2017 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—58.3%
		Advertising—0.0%
2,674		MDC Partners, Inc.	$23,932
		Aerospace & Defense—1.0%
24,224		Spirit Aerosystems Holdings, Inc., Class A	1,384,644
		Air Freight & Logistics—0.1%
2,035	[1]	Atlas Air Worldwide Holdings, Inc.	118,030
		Airline—Regional - 0.0%
1,023	[1]	Hawaiian Holdings, Inc.	55,549
		Airlines—0.6%
2,298		Alaska Air Group, Inc.	195,537
3,004	[1]	Jet Blue Airways Corp.	65,577
8,064	[1]	United Continental Holdings, Inc.	566,174
		TOTAL	827,288
		Apparel—0.0%
437	[1]	Perry Ellis International, Inc.	8,967
		Auto Components—0.5%
1,392	[1]	Cooper-Standard Holding, Inc.	157,393
13,840		Goodyear Tire & Rubber Co.	501,423
530		Lear Corp.	75,610
		TOTAL	734,426
		Auto Original Equipment Manufacturers—0.0%
818		Dana, Inc.	15,886
		Auto Part Replacement—0.0%
1,296		Superior Industries International, Inc.	28,188
		Automobiles—0.2%
24,635		Ford Motor Co.	282,563
		Banks—2.9%
11,267		Bank of America Corp.	262,972
2,010		Citizens Financial Group, Inc.	73,787
20,900		Fifth Third Bancorp	510,587
13,300		Huntington Bancshares, Inc.	171,038
12,405		J.P. Morgan Chase & Co.	1,079,235
16,358		KeyCorp	298,370
10,620		PNC Financial Services Group	1,271,745
6,300		Popular, Inc.	264,033
1,654		SunTrust Banks, Inc.	93,964
		TOTAL	4,025,731
		Beverages—2.3%
14,832		Dr. Pepper Snapple Group, Inc.	1,359,353
2,524	[1]	National Beverage Corp.	223,601
14,410		PepsiCo, Inc.	1,632,365
		TOTAL	3,215,319
		Biotechnology—1.9%
1,313	[1]	AMAG Pharmaceutical, Inc.	32,037
11,162		AbbVie, Inc.	736,022
4,668		Amgen, Inc.	762,378

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Biotechnology—continued
3,531	[1]	BioCryst Pharmaceuticals, Inc.	$22,387
1,270	[1]	Cara Therapeutics, Inc.	20,180
6,209	[1]	Celgene Corp.	770,226
5,890	[1]	Dynavax Technologies Corp.	32,690
1,789	[1]	Exelixis, Inc.	40,074
1,810	[1]	Intra-Cellular Therapies, Inc.	25,014
1,052	[1]	NewLink Genetics Corp.	19,662
23,421		PDL BioPharma, Inc.	52,697
460	[1]	PTC Therapeutics, Inc.	5,589
960	[1]	United Therapeutics Corp.	120,672
1,940	[1]	Zafgen, Inc.	9,467
		TOTAL	2,649,095
		Bituminous Coal—0.0%
7,543	[1]	Cloud Peak Energy, Inc.	25,420
1,243	[1]	Westmoreland Coal Co.	13,250
		TOTAL	38,670
		Capital Markets—2.3%
644		Ameriprise Financial, Inc.	82,335
4,242		Goldman Sachs Group, Inc.	949,360
1,428		Marketaxess Holdings, Inc.	274,918
18,457		State Street Corp.	1,548,542
7,896		The Bank of New York Mellon Corp.	371,586
		TOTAL	3,226,741
		Chemicals—0.8%
1,122		Celanese Corp.	97,659
7,104		Eastman Chemical Co.	566,544
1,430		LyondellBasell Industries NV, Class A	121,207
1,105		Sherwin-Williams Co.	369,821
		TOTAL	1,155,231
		Clothing Stores—0.2%
1,994		Children's Place, Inc./The	228,911
3,852	[1]	Express, Inc.	33,243
1,378	[1]	Francesca's Holdings Corp.	21,745
1,292		Tailored Brands, Inc.	15,930
		TOTAL	299,829
		Commercial Services & Supplies—0.3%
1,032		Ennis Business Forms, Inc.	18,163
10,000		Pitney Bowes, Inc.	132,900
2,533		R.R. Donnelley & Sons Co.	31,840
3,440		Waste Management, Inc.	250,363
		TOTAL	433,266
		Commodity Chemicals—0.0%
1,055		Chemours Co./The	42,506
		Communications Equipment—0.6%
4,412		Cisco Systems, Inc.	150,317
1,844	[1]	CommScope Holdings Co., Inc.	77,521
21,211		Juniper Networks, Inc.	637,815
		TOTAL	865,653

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Computer Networking—0.0%
1,224		Black Box Corp.	$12,117
3,791	[1]	Extreme Networks, Inc.	29,627
		TOTAL	41,744
		Computer Peripherals—0.0%
523	[1]	Synaptics, Inc.	28,645
		Computer Services—0.1%
3,285		Convergys Corp.	73,945
4,983		Syntel, Inc.	87,751
		TOTAL	161,696
		Construction & Engineering—0.2%
2,710	[1]	Dycom Industries, Inc.	286,339
		Consumer Finance—0.9%
8,000		Ally Financial, Inc.	158,400
10,603		Discover Financial Services	663,642
17,976		Navient Corp.	273,235
3,955		Synchrony Financial	109,949
		TOTAL	1,205,226
		Contracting—0.1%
1,084		Comfort Systems USA, Inc.	39,783
1,178	[1]	Mastec, Inc.	52,008
		TOTAL	91,791
		Crude Oil & Gas Production—0.0%
718	[1]	California Resources Corp.	8,401
		Defense Aerospace—0.0%
531	[1]	Ducommun, Inc.	15,606
		Defense Electronics—0.0%
2,906	[1]	Kratos Defense & Security Solutions, Inc.	22,144
		Diversified Consumer Services—0.1%
2,902		DeVry Education Group, Inc.	109,841
		Diversified Leisure—0.1%
2,920	[1]	Pinnacle Entertainment, Inc.	60,065
1,780	[1]	Scientific Games Holdings Corp.	42,275
3,813		Travelport Worldwide Ltd.	50,217
		TOTAL	152,557
		Diversified Telecommunication Services—1.0%
8,238		AT&T, Inc.	326,472
38,155		CenturyLink, Inc.	979,439
		TOTAL	1,305,911
		Drug Stores—0.0%
1,875	[1]	Diplomat Pharmacy, Inc.	29,250
		Electric & Electronic Original Equipment Manufacturers—0.0%
1,087	[1]	Generac Holdings, Inc.	38,230
		Electric Utilities—1.5%
14,557		American Electric Power Co., Inc.	987,401
1,021		Avista Corp.	41,187
905		Entergy Corp.	69,015
12,927		Exelon Corp.	447,662
3,764		FirstEnergy Corp.	112,694
1,129		Northwestern Corp.	67,492

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Electric Utilities—continued
4,479		P G & E Corp.	$300,317
		TOTAL	2,025,768
		Electrical Equipment—0.0%
1,513	[1]	Kimball Electronics, Inc.	26,099
		Electronic Equipment Instruments & Components—0.6%
2,409	[1]	Insight Enterprises, Inc.	101,419
8,328	[1]	Sanmina Corp.	310,218
25,118		Vishay Intertechnology, Inc.	410,679
		TOTAL	822,316
		Energy Equipment & Services—0.1%
9,781		Ensco PLC	77,172
10,600		Noble Corp. PLC	50,880
3,698	[1]	Rowan Companies PLC	52,031
		TOTAL	180,083
		Equity Real Estate Investment Trusts (REITs)—1.5%
1,200		American Tower Corp.	151,128
2,000		Boston Properties, Inc.	253,200
5,200		Colony Starwood Homes	179,764
1,400		Coresite Realty Corp., REIT	136,990
2,600		DCT Industrial Trust, Inc.	131,456
1,200		Digital Realty Trust, Inc.	137,808
4,500		Douglas Emmett, Inc.	169,515
25,000		Independence Realty Trust	230,000
800		Simon Property Group, Inc.	132,208
2,100		Sun Communities, Inc.	175,581
10,400		Weyerhaeuser Co.	352,248
		TOTAL	2,049,898
		Ethical Drugs—0.0%
1,801	[1]	Tetraphase Pharmaceuticals, Inc.	14,282
		Food & Staples Retailing—0.3%
4,312		Kroger Co.	127,851
4,275		Wal-Mart Stores, Inc.	321,394
		TOTAL	449,245
		Food Products—2.0%
2,708		Cal-Maine Foods, Inc.	102,227
6,663		Dean Foods Co.	131,528
4,289		Fresh Del Monte Produce, Inc.	262,916
4,803		Ingredion, Inc.	594,707
8,300		Pilgrims Pride Corp.	215,468
3,611		Sanderson Farms, Inc.	418,081
4,760		Smucker (J.M.) Co.	603,187
6,560		Tyson Foods, Inc., Class A	421,546
		TOTAL	2,749,660
		Furniture—0.0%
1,092		Ethan Allen Interiors, Inc.	32,542
		Gas Distributor—0.0%
392		Northwest Natural Gas Co.	23,363
		Generic Drugs—0.1%
2,643	[1]	Cempra Holdings LLC	11,365

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Generic Drugs—continued
5,326	[1]	Impax Laboratories, Inc.	$74,830
		TOTAL	86,195
		Grocery Chain—0.1%
8,191		GNC Holdings, Inc.	63,726
		Health Care Equipment & Supplies—1.3%
12,067		Baxter International, Inc.	671,891
944	[1]	IDEXX Laboratories, Inc.	158,337
7,608		Zimmer Biomet Holdings, Inc.	910,297
		TOTAL	1,740,525
		Health Care Providers & Services—1.7%
19,067	[1]	Community Health Systems, Inc.	164,167
8,102	[1]	HCA Holdings, Inc.	682,269
2,552	[1]	Laboratory Corp. of America Holdings	357,663
6,718		UnitedHealth Group, Inc.	1,174,844
		TOTAL	2,378,943
		Home Building—0.1%
1,348	[1]	Beazer Homes USA, Inc.	16,729
849	[1]	Installed Building Products, Inc.	45,294
3,344		KB Home	68,886
		TOTAL	130,909
		Home Health Care—0.1%
1,516	[1]	Care.com, Inc.	17,965
2,005	[1]	Cross Country Healthcare, Inc.	28,010
832	[1]	Weight Watchers International, Inc.	17,372
		TOTAL	63,347
		Home Products—0.0%
3,181		Libbey, Inc.	33,400
		Hospitals—0.0%
4,445	[1]	Adeptus Health, Inc., Class A	2,756
		Hotels Restaurants & Leisure—0.8%
412		Domino's Pizza, Inc.	74,732
10,641		Wyndham Worldwide Corp.	1,014,194
		TOTAL	1,088,926
		Household Durables—0.4%
2,483		D. R. Horton, Inc.	81,666
745	[1]	Helen of Troy Ltd.	70,030
5,423		Tupperware Brands Corp.	389,425
		TOTAL	541,121
		Independent Power and Renewable Electricity Producers—0.1%
15,600		AES Corp.	176,436
		Industrial Conglomerates—0.9%
5,839		Roper Technologies, Inc.	1,276,989
		Industrial Machinery—0.1%
765	[1]	Chart Industries, Inc.	27,930
942	[1]	DXP Enterprises, Inc.	34,364
		TOTAL	62,294
		Insurance—4.2%
15,600		Aflac, Inc.	1,168,128
907		Allstate Corp.	73,730

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Insurance—continued
13,907		Assured Guaranty Ltd.	$530,274
1,274		Everest Re Group Ltd.	320,679
16,810		Prudential Financial, Inc.	1,799,174
553		Reinsurance Group of America, Inc.	69,147
15,090		The Travelers Cos., Inc.	1,835,849
		TOTAL	5,796,981
		Internet & Direct Marketing Retail—0.2%
1,456	[1]	NetFlix, Inc.	221,603
		Internet Software & Services—1.7%
21,286	[1]	eBay, Inc.	711,166
9,341	[1]	Facebook, Inc.	1,403,485
1,411		LogMeIn, Inc.	159,443
		TOTAL	2,274,094
		IT Services—0.2%
1,093	[1]	Vantiv, Inc.	67,810
10,000		Western Union Co.	198,600
		TOTAL	266,410
		Jewelry Stores—0.0%
768		Movado Group, Inc.	17,971
		Life Sciences Tools & Services—0.1%
898		Thermo Fisher Scientific, Inc.	148,466
		Machinery—1.7%
2,951		AGCO Corp.	188,835
10,115	[1]	Colfax Corp.	409,354
11,768		Deere & Co.	1,313,426
13,151	[1]	SPX Corp.	316,413
3,342		Trinity Industries, Inc.	89,900
		TOTAL	2,317,928
		Major Steel Producer—0.0%
713	[1]	Ryerson Holding Corp.	9,768
313	[1]	TimkenSteel Corporation	4,720
		TOTAL	14,488
		Maritime—0.0%
6,451	[1]	Overseas Shipholding Group, Inc.	23,482
1,560		Teekay Tankers Ltd., Class A	3,198
		TOTAL	26,680
		Media—0.9%
32,630	[1]	MSG Networks, Inc.	814,118
9,289		Viacom, Inc., Class B - New	395,340
		TOTAL	1,209,458
		Medical Supplies—0.2%
1,065	[1]	Iradimed Corp.	9,159
2,321	[1]	Lantheus Holdings, Inc.	30,173
2,537		LeMaitre Vascular, Inc.	75,476
2,062	[1]	Orthofix International NV	81,552
		TOTAL	196,360
		Medical Technology—0.0%
1,479	[1]	Cardiovascular Systems, Inc.	44,178

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Mini-Mill Producer—0.0%
2,722		Commercial Metals Corp.	$50,738
		Miscellaneous Components—0.0%
1,755	[1]	Alpha & Omega Semiconductor Ltd.	29,045
		Miscellaneous Food Products—0.0%
902		Omega Protein Corp.	18,175
		Mortgage and Title—0.1%
4,142	[1]	MGIC Investment Corp.	43,657
3,829		Radian Group, Inc.	64,633
		TOTAL	108,290
		Mortgage Real Estate Investment Trusts (REITs)—1.8%
26,700		Blackstone Mortgage Trust, Inc., Class A	824,496
57,800		New Residential Investment Corp.	963,526
17,000		Starwood Property Trust, Inc.	385,730
30,000		Two Harbors Investment Corp.	299,700
		TOTAL	2,473,452
		Multi-Line Insurance—0.1%
2,831		CNO Financial Group, Inc.	59,649
		Multi-Utilities—0.6%
32,785		NiSource, Inc.	795,036
1,560		Public Service Enterprises Group, Inc.	68,718
		TOTAL	863,754
		Multiline Retail—1.4%
2,400		Big Lots, Inc.	121,176
2,169		Dillards, Inc., Class A	120,097
13,170		Kohl's Corp.	514,025
10,944		Macy's, Inc.	319,784
15,643		Target Corp.	873,662
		TOTAL	1,948,744
		Mutual Fund Adviser—0.0%
2,137		Waddell & Reed Financial, Inc., Class A	38,445
		Office Supplies—0.0%
3,645	[1]	Acco Brands Corp.	51,941
		Oil Gas & Consumable Fuels—2.2%
8,530		Chevron Corp.	910,151
5,311		Cimarex Energy Co.	619,687
1,327	[1]	Concho Resources, Inc.	168,078
8,120		HollyFrontier Corp.	228,497
16,715		Valero Energy Corp.	1,079,956
		TOTAL	3,006,369
		Oil Service, Explore & Drill—0.0%
1,599	[1]	Unit Corp.	34,363
		Paper & Forest Products—0.1%
3,600		Domtar Corp.	142,740
		Paper Products—0.0%
1,049		Kapstone Paper and Packaging Corp.	22,123
		Personal Loans—0.1%
3,196	[1]	Enova International, Inc.	45,383
5,991	[1]	Ezcorp, Inc., Class A	54,219
		TOTAL	99,602

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Personal Products—0.2%
9,700	[1]	Avon Products, Inc.	$47,045
3,147		Nu Skin Enterprises, Inc.	173,809
		TOTAL	220,854
		Personnel Agency—0.0%
1,253	[1]	TrueBlue, Inc.	34,270
		Pharmaceuticals—1.8%
3,118		Johnson & Johnson	384,980
7,537		Lilly (Eli) & Co.	618,486
42,583		Pfizer, Inc.	1,444,415
		TOTAL	2,447,881
		Photo-Optical Component-Equipment—0.1%
404	[1]	Coherent, Inc.	87,102
		Printed Circuit Boards—0.1%
5,393	[1]	TTM Technologies	90,225
		Printing—0.2%
2,520		Deluxe Corp.	181,213
1,665		Quad Graphics, Inc.	43,723
		TOTAL	224,936
		Property Liability Insurance—0.1%
3,323		State National Companies, Inc.	48,749
1,243		Universal Insurance Holdings, Inc.	32,380
		TOTAL	81,129
		Real Estate Management & Development—0.0%
763	[1]	Altisource Portfolio Solutions S.A.	16,855
		Regional Banks—0.7%
213		BancFirst Corp.	20,459
1,710		Beneficial Mutual Bancorp	27,360
195		Cathay Bancorp, Inc.	7,420
262		Columbia Banking Systems, Inc.	10,352
1,323		Enterprise Financial Services Corp.	55,897
692	[1]	FCB Financial Holdings, Inc.	32,697
714		Farmers Capital Bank Corp.	29,631
361		Financial Institutions, Inc.	12,093
2,507		First Bancorp, Inc.	75,310
700		First Business Financial Services, Inc.	18,599
141		First Citizens Bancshares, Inc., Class A	49,076
256		First Financial Corp.	12,493
299		First Interstate BancSystem, Inc., Class A	11,287
821		First Merchants Corp.	33,973
878		First Midwest Bancorp, Inc.	19,939
5,226	[1]	First NBC Bank Holding Co.	13,849
1,589		Fulton Financial Corp.	29,317
671		Hancock Holding Co.	31,336
736		Heartland Financial USA, Inc.	35,328
283		Independent Bank Corp.	6,311
273		Lakeland Financial Corp.	12,465
267		LegacyTexas Financial Group, Inc.	10,095
1,028		MainSource Financial Group, Inc.	35,158
780		Mercantile Bank Corp.	26,231

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Regional Banks—continued
345		Meridian Bancorp, Inc.	$6,055
493		Meta Financial Group, Inc.	41,856
543		Midland States Bancorp, Inc.	18,733
566		MidSouth Bancorp, Inc.	8,632
330		National Bank Holdings Corp., Class A	10,418
769		OFG Bancorp.	8,997
1,374		Peapack-Gladstone Financial Corp.	44,050
454		Preferred Bank Los Angeles, CA	24,057
744		Republic Bancorp, Inc.	26,769
182		Sandy Spring Bancorp, Inc.	7,872
1,054		Sierra Bancorp	26,424
295		Sterling Bancorp	6,859
355		The Bank of NT Butterfield & Son Ltd.	11,804
695		TriCo Bancshares	24,645
263		UMB Financial Corp.	19,065
1,105		Union Bankshares Corp.	37,835
		TOTAL	940,747
		Rubber—0.0%
1,500		Cooper Tire & Rubber Co.	57,450
		Savings & Loan—0.2%
3,535		Charter Financial Corp.	64,868
1,016		First Defiance Financial Corp.	54,498
1,821		WSFS Financial Corp.	85,951
4,220		Western New England Bancorp, Inc.	44,310
		TOTAL	249,627
		Securities Brokerage—0.1%
1,046		Evercore Partners, Inc., Class A	77,143
502		Piper Jaffray Cos., Inc.	31,425
		TOTAL	108,568
		Semiconductor Manufacturing—0.1%
2,763	[1]	Advanced Micro Devices, Inc.	36,748
1,201		Cabot Microelectronics Corp.	94,098
575	[1]	Ceva, Inc.	20,700
677	[1]	Cirrus Logic, Inc.	43,565
		TOTAL	195,111
		Semiconductor Manufacturing Equipment—0.0%
1,250		Brooks Automation, Inc.	31,575
		Semiconductors & Semiconductor Equipment—3.5%
2,427	[1]	Advanced Energy Industries, Inc.	179,113
2,553		Analog Devices, Inc.	194,539
24,469		Applied Materials, Inc.	993,686
48,228		Intel Corp.	1,743,442
3,711		KLA-Tencor Corp.	364,494
7,620		Lam Research Corp.	1,103,757
955		Microchip Technology, Inc.	72,179
1,889		NVIDIA Corp.	197,023
		TOTAL	4,848,233
		Software—0.9%
12,270		CA, Inc.	402,824

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Software—continued
1,333	[1]	Citrix Systems, Inc.	$107,893
4,307	[1]	Nuance Communications, Inc.	77,052
8,119	[1]	Salesforce.com, Inc.	699,209
		TOTAL	1,286,978
		Software Packaged/Custom—0.1%
1,920	[1]	Brightcove, Inc.	16,704
2,933	[1]	Carbonite, Inc.	63,353
660	[1]	Proofpoint, Inc.	49,744
674	[1]	Varonis Systems, Inc.	21,164
		TOTAL	150,965
		Specialty Chemicals—0.1%
561		KMG Chemicals, Inc.	29,480
919		Trinseo SA	61,022
2,234	[1]	Univar, Inc.	66,685
		TOTAL	157,187
		Specialty Retailing—2.8%
5,200		Abercrombie & Fitch Co., Class A	62,348
623	[1]	America's Car-Mart, Inc.	23,238
2,145	[1]	AutoZone, Inc.	1,484,747
7,113		Bed Bath & Beyond, Inc.	275,629
5,221		Best Buy Co., Inc.	270,500
2,400		Big 5 Sporting Goods Corp.	36,960
770	[1]	Build-A-Bear Workship, Inc.	8,008
5,192		GameStop Corp.	117,806
15,027		Gap (The), Inc.	393,707
3,800		Guess ?, Inc.	42,408
989	[1]	Murphy USA, Inc.	68,805
2,139	[1]	O'Reilly Automotive, Inc.	530,793
2,972		Office Depot, Inc.	14,771
2,508		Pier 1 Imports, Inc.	16,904
2,300		Rent-A-Center, Inc.	24,587
1,288	[1]	Rush enterprises, Inc. Class A	48,622
3,900	[1]	Sally Beauty Holdings, Inc.	74,178
13,300		Staples, Inc.	129,941
687	[1]	Ulta Beauty, Inc.	193,349
1,135	[1]	Zumiez, Inc.	20,373
		TOTAL	3,837,674
		Technology Hardware Storage & Peripherals—2.7%
6,503		Apple, Inc.	934,156
92,123		HP, Inc.	1,733,755
3,108		International Business Machines Corp.	498,181
10,850		NetApp, Inc.	432,373
14,300		Xerox Corp.	102,817
		TOTAL	3,701,282
		Telecommunication Equipment & Services—0.0%
786	[1]	CIENA Corp.	18,007
		Telephone Utility—0.1%
3,112		West Corp.	83,059

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Textiles Apparel & Luxury Goods—0.2%
5,439	[1]	Fossil Group, Inc.	$93,823
7,184	[1]	Skechers USA, Inc., Class A	181,396
		TOTAL	275,219
		Trading Companies & Distributors—0.2%
2,135	[1]	United Rentals, Inc.	234,124
		Truck Manufacturing—0.1%
2,380		Spartan Motors, Inc.	19,635
2,604		Wabash National Corp.	59,319
		TOTAL	78,954
		Undesignated Consumer Cyclicals—0.0%
444	[1]	American Public Education, Inc.	9,812
1,080	[1]	Career Education Corp.	10,962
		TOTAL	20,774
		Undesignated Health—0.0%
1,009		Medifast, Inc.	46,737
		Undesignated Transportation—0.0%
963	[1]	XPO Logistics, Inc.	47,563
		Wireless Telecommunication Services—0.5%
10,295	[1]	T-Mobile USA, Inc.	692,545
		TOTAL COMMON STOCKS (IDENTIFIED COST $77,025,630)	80,695,396
		ASSET-BACKED SECURITIES—0.6%
		Auto Receivables—0.1%
$25,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 01/15/2019	25,035
100,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.66%, 11/15/2021	100,548
		TOTAL	125,583
		Credit Card—0.3%
350,000		Capital One Multi-Asset Execution Trust 2004-B3, Class B3,1.724%, 01/18/2022	351,919
		Home Equity Loan—0.0%
19,621		CS First Boston Mortgage Securities Corp. 2002-HE4, Class AF, 5.51%, 08/25/2032	22,047
		Other—0.2%
115,000	[2,3]	Navistar Financial Dealer Note Master Trust 2016-1, Class A,2.341%, 09/27/2021	115,137
128,000	[2,3]	PFS Financing Corp. 2016-BA, Class A, 1.87%, 10/15/2021	127,341
		TOTAL	242,478
		Student Loan—0.0%
62,512		Navient Student Loan Trust 2014-1, Class A2, 1.300%, 03/27/2023	62,474
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $801,357)	804,501
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.1%
		Commercial Mortgage—2.1%
170,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.17%, 7/15/2049	170,350
631	[4]	Bear Stearns Mortgage Securities, Inc. 1997-6 Class1A, 6.282%, 3/25/2031	645
190,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	184,046
200,000		Citigroup Commercial Mortgage Trust 2013-GC11 Class B, 3.732%, 4/10/2046	200,901
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	73,459
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	132,567
200,000	[2,3]	Commercial Mortgage Trust 2013-CR8, Class B, 4.095%, 6/10/2046	205,450
200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	209,796
300,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	307,381

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$200,000	[2,3]	FREMF Mortgage Trust 2013-K25,Class B, 3.743%, 11/25/2045	$205,889
1,883		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	2,013
2,723		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	2,943
6,063		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	6,739
77,755		Federal Home Loan Mortgage Corp., 2.263%, 4/25/2025	77,791
300,000		Federal Home Loan Mortgage Corp., 2.566%, 9/25/2020	305,549
7,575		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	8,233
1,592		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	1,642
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	105,548
6,903		Government National Mortgage Association REMIC 2002-17, Class B, 6.000%, 3/20/2032	7,617
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	199,869
100,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.502%, 2/12/2051	101,808
50,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.2607%, 12/12/2049	50,894
100,000		Morgan Stanley Capital I 2012-C4 , ClassAS, 3.773%, 3/15/2045	104,598
150,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	153,181
25,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	26,664
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,853,960)	2,845,573
		CORPORATE BONDS—13.9%
		Basic Industry - Chemicals—0.1%
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	37,488
70,000		RPM International, Inc., 6.500%, 02/15/2018	72,644
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	21,842
22,000		Rohm & Haas Co., 6.000%, 09/15/2017	22,356
		TOTAL	154,330
		Basic Industry - Metals & Mining—0.5%
100,000		Alcoa, Inc., 5.870%, 02/23/2022	108,350
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	15,135
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	103,675
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	63,406
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	41,779
20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	20,681
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	104,869
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	22,802
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	176,716
		TOTAL	657,413
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	10,107
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,358
		TOTAL	31,465
		Capital Goods - Aerospace & Defense—0.3%
211,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	228,935
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	21,359
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,223
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2.774%, 2/15/2042	32,200
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	51,384
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	52,847
		TOTAL	396,948
		Capital Goods - Building Materials—0.1%
80,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	85,008

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—0.0%
$40,000	AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	$43,711
	Capital Goods - Diversified Manufacturing—0.2%
15,000	Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	16,164
30,000	General Electric Capital, Sr. Unsecd. Note, Series GMTN, 3.100%, 01/09/2023	31,082
80,000	Hubbell, Inc., 5.950%, 06/01/2018	83,598
50,000	Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	53,213
15,000	Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	17,097
14,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	15,557
50,000	Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/01/2046	50,411
	TOTAL	267,122
	Capital Goods - Environmental—0.1%
85,000	Republic Services, Inc., Company Guarantee, 5.500%, 09/15/2019	91,803
	Capital Goods - Packaging—0.0%
45,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	47,261
10,000	Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	10,393
10,000	Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,415
	TOTAL	68,069
	Communications - Cable & Satellite—0.2%
200,000	CCO Safari II LLC, 4.908%, 07/23/2025	214,825
90,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	98,361
30,000	Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	33,334
	TOTAL	346,520
	Communications - Media & Entertainment—0.5%
75,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	83,882
30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	32,792
30,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	30,091
25,000	Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	27,476
250,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	252,378
20,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	20,885
100,000	Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	100,979
150,000	WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	163,854
	TOTAL	712,337
	Communications - Telecom Wireless—0.3%
100,000	American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	102,202
50,000	American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	50,946
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	150,793
90,000	Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	92,190
	TOTAL	396,131
	Communications - Telecom Wirelines—0.2%
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	94,581
175,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	193,562
	TOTAL	288,143
	Consumer Cyclical - Automotive—0.8%
175,000	American Honda Finance Co., Series MTN, 1.328%, 07/14/2017	175,080
175,000	American Honda Finance Co., Unsecd. Deb., Series MTN, 2.250%, 08/15/2019	177,101
10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	15,128
100,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	94,503
200,000	Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 03/18/2021	203,264
150,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	152,333

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$160,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 07/06/2021	$161,591
100,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	101,111
65,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.500%, 04/03/2018	65,927
		TOTAL	1,146,038
		Consumer Cyclical - Leisure—0.2%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	212,413
		Consumer Cyclical - Lodging—0.1%
30,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	30,560
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	50,916
		TOTAL	81,476
		Consumer Cyclical - Retailers—0.5%
50,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	53,218
40,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	38,684
250,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	247,671
175,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	169,068
160,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/01/2025	167,046
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,768
80,000		Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 06/15/2026	73,837
		TOTAL	760,292
		Consumer Cyclical - Services—0.1%
65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	71,478
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	11,904
70,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	71,235
		TOTAL	154,617
		Consumer Non-Cyclical - Food/Beverage—0.3%
140,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	138,938
200,000	[2,3]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	199,450
50,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	52,938
		TOTAL	391,326
		Consumer Non-Cyclical - Health Care—0.0%
15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	15,280
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,372
30,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	30,610
		TOTAL	56,262
		Consumer Non-Cyclical - Products—0.2%
200,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	210,435
		Consumer Non-Cyclical - Tobacco—0.0%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	27,791
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	31,291
		TOTAL	59,082
		Energy - Independent—0.4%
250,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	253,298
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	32,185
100,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	99,499
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	101,802
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	82,453
		TOTAL	569,237
		Energy - Integrated—0.2%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	30,823

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$135,000		BP Capital Markets PLC, 3.119%, 5/04/2026	$133,846
75,000		Husky Energy, Inc., 4.000%, 04/15/2024	76,847
50,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	51,492
25,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	25,350
		TOTAL	318,358
		Energy - Midstream—0.5%
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	79,293
100,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 03/15/2025	100,071
170,000		Enterprise Products Opera, Sr. Unsecd. Note, 3.950%, 02/15/2027	175,752
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	10,862
150,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 03/01/2043	146,778
100,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	99,868
40,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	40,595
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	19,610
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	31,446
		TOTAL	704,275
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	15,525
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	20,300
50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	50,625
2,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	1,940
		TOTAL	88,390
		Energy - Refining—0.2%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	11,335
50,000		Phillips 66, Sr. Unsecd. Note, 4.300%, 04/01/2022	54,016
30,000		Valero Energy Corp., 7.500%, 04/15/2032	38,537
10,000		Valero Energy Corp., 9.375%, 03/15/2019	11,326
95,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	113,242
		TOTAL	228,456
		Financial Institution - Banking—3.3%
74,000		American Express Co., 2.650%, 12/02/2022	73,986
250,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	249,444
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	50,373
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 04/19/2026	299,912
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 05/13/2021	108,954
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 04/21/2025	201,046
50,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	50,021
120,000		Capital One Financial Corp., Sr. Sub., 4.200%, 10/29/2025	121,049
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	201,432
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	248,842
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	168,059
100,000		Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	102,521
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	27,393
30,000		Comerica, Inc., 3.800%, 07/22/2026	30,304
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.350%, 06/01/2017	200,000
80,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	81,618
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	284,635
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	30,634
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	31,195

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	$189,884
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	54,571
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 04/01/2019	251,047
400,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	403,266
250,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.338%, 07/25/2017	250,094
120,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 04/21/2021	119,761
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	182,327
210,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	214,864
130,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	132,025
30,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.750%, 02/01/2018	30,903
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	74,931
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	105,823
		TOTAL	4,570,914
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 01/15/2026	83,480
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	143,506
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	14,751
		TOTAL	241,737
		Financial Institution - Finance Companies—0.1%
170,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 02/01/2022	176,238
		Financial Institution - Insurance - Health—0.1%
45,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 07/15/2045	50,284
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	58,523
		TOTAL	108,807
		Financial Institution - Insurance - Life—0.7%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	210,026
25,000		American International Group, Inc., 4.500%, 07/16/2044	24,551
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	36,522
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,692
275,000	[2,3]	Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	269,548
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2039	16,025
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 04/10/2024	260,796
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	19,704
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	10,088
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	10,251
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	63,254
		TOTAL	931,457
		Financial Institution - Insurance - P&C—0.2%
80,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	80,772
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	33,768
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	20,865
100,000	[2,3]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 08/01/2044	103,523
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	105,794
		TOTAL	344,722
		Financial Institution - REIT - Apartment—0.1%
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	20,099
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,694
70,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	65,943
		TOTAL	96,736

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—0.1%
$40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	$44,228
50,000		Healthcare Trust of America, 3.700%, 04/15/2023	50,533
		TOTAL	94,761
		Financial Institution - REIT - Office—0.2%
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	51,528
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	53,317
70,000		Alexandria Real Estate Equities, Inc.Sr. Unsecd. Note, 3.950%, 01/15/2028	70,909
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	59,450
		TOTAL	235,204
		Financial Institution - REIT - Other—0.1%
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	51,713
75,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	78,330
		TOTAL	130,043
		Financial Institution - REIT - Retail—0.1%
50,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	50,974
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,538
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	32,899
		TOTAL	105,411
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	32,359
		Technology—0.9%
45,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	44,897
30,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	29,865
115,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 06/15/2025	121,262
140,000		Automatic Data Processing, Inc., 3.375%, 09/15/2025	146,045
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	20,454
240,000	[2,3]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.020%, 06/15/2026	264,819
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	124,146
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	102,574
180,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	198,917
70,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series WI, 3.600%, 10/15/2020	72,572
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	20,276
50,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	54,285
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,492
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	26,027
50,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	54,682
		TOTAL	1,291,313
		Transportation - Railroads—0.2%
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	61,398
30,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 05/15/2023	29,775
225,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 06/01/2026	215,337
		TOTAL	306,510
		Transportation - Services—0.2%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	91,803
50,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	50,477
70,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	70,491
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	31,118
		TOTAL	243,889

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—1.2%
$5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	$5,450
110,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	104,143
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	77,195
140,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 06/15/2046	142,517
170,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	168,850
200,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	199,093
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	105,240
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,729
4,756	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 07/01/2017	4,773
70,000		Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	74,782
110,000		National Rural Utilities, Sr. Sub., 5.250%, 04/20/2046	114,798
25,000		National Rural Utilities, Sr. Unsecd. Note, Series MTNC, 8.000%, 03/01/2032	36,192
50,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	50,749
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	82,441
250,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	243,194
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	54,527
175,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	170,660
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,685
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	41,382
		TOTAL	1,697,400
		Utility - Natural Gas—0.1%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	22,401
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	52,421
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	65,188
		TOTAL	140,010
		TOTAL CORPORATE BONDS (IDENTIFIED COST $18,612,831)	19,267,168
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	84,262
		U.S. TREASURY—1.1%
25,000		United States Treasury Bond, 2.250%, 8/15/2046	21,455
135,000		United States Treasury Note, 1.875% 03/31/2022	135,369
10,000		United States Treasury Note, 2.250%, 11/15/2024	10,067
950,641	[5]	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	959,323
161,427		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	162,685
209,026		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	231,617
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,508,717)	1,520,516
		EXCHANGE-TRADED FUNDS—8.6%
142,000		iShares MSCI EAFE ETF	9,059,600
58,000		iShares Core MSCI Emerging Markets ETF	2,824,600
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $11,943,722)	11,884,200
		INVESTMENT COMPANIES—15.3%[6]
120,172		Emerging Markets Core Fund	1,222,152
165,116		Federated Bank Loan Core Fund	1,679,225
2,782,237		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[7]	2,783,072
964,996		Federated Mortgage Core Portfolio	9,495,566

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued[6]
317,281	Federated Project and Trade Finance Core Fund	$2,918,983
475,322	High Yield Bond Portfolio	3,056,319
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $21,737,067)	21,155,317
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $134,553,284)[8]	138,256,933
	OTHER ASSETS AND LIABILITIES-NET—0.0%[9]	60,691
	TOTAL NET ASSETS—100%	$138,317,624
At April 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Treasury Bond Long Futures	1	$152,969	June 2017	$5,748
[1]United States Treasury Ultra Bond Long Futures	15	$2,444,063	June 2017	$51,608
[1]United States Treasury Notes 2-Year Long Futures	70	$15,162,656	June 2017	$23,937
[1]United States Treasury Notes 5 Year Short Futures	24	$2,841,750	June 2017	$(19,746)
[1]United States Treasury Notes 10-Year Short Futures	46	$5,783,063	June 2017	$(64,716)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,169)
The average notional value of long and short futures contracts held by the Fund throughout the period was $21,511,000 and $9,288,717, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2017, these restricted securities amounted to $2,672,834, which represented 1.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2017, these liquid restricted securities amounted to $2,460,421, which represented 1.8% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable held at April 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3/24/2010	$200,000	$212,413
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.

Transactions involving the affiliated holdings during the period ended April 30, 2017, were as follows:
	Emerging Markets Core Fund	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 7/31/2016	166,883	220,091	4,202,435	1,511,148	307,620	826,313	7,234,490
Purchases/Additions	6,307	26,134	36,690,078	119,474	9,661	27,449	36,879,103
Sales/Reductions	(53,018)	(81,109)	(38,110,276)	(665,626)	—	(378,440)	(39,288,469)
Balance of Shares Held 4/30/2017	120,172	165,116	2,782,237	964,996	317,281	475,322	4,825,124
Value	$1,222,152	$1,679,225	$2,783,072	$9,495,566	$2,918,983	$3,056,319	$21,155,317
Dividend Income	$68,701	$70,574	$20,712	$241,086	$89,904	$174,065	$665,042
7	7-day net yield.
8	At April 30, 2017, the cost of investments for federal tax purposes was $134,553,284. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $3,703,649. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,921,568 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,217,919.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$78,676,407	$—	$—	$78,676,407
International	2,018,989	—	—	2,018,989
Debt Securities:
Asset-Backed Securities	—	804,501	—	804,501
Collateralized Mortgage Obligations	—	2,845,573	—	2,845,573
Corporate Bonds	—	19,267,168	—	19,267,168
Municipal Bond	—	84,262	—	84,262
U.S. Treasury	—	1,520,516	—	1,520,516
Exchange-Traded Funds	11,884,200	—	—	11,884,200
Investment Companies[1]	2,783,072	—	—	21,155,317
TOTAL SECURITIES	$95,362,668	$24,522,020	$—	$138,256,933
Other Financial Instruments[2]
Assets	$81,293	$—	$—	$81,293
Liabilities	(84,462)	—	—	(84,462)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,169)	$—	$—	$(3,169)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $18,372,245 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GO	—General Obligation
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
22
Federated MDT Large Cap Growth Fund
Portfolio of Investments
April 30, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—98.7%
		Advertising—0.1%
2,103		Nielsen Holdings PLC	$86,496
		Airline - National—1.1%
3,823		Delta Air Lines, Inc.	173,717
13,961	[1]	Jet Blue Airways Corp.	304,769
5,868	[1]	United Continental Holdings Inc.	411,992
		TOTAL	890,478
		Auto Manufacturing—0.3%
25,317		Ford Motor Co.	290,386
		Auto Original Equipment Manufacturers—0.2%
1,153		Lear Corp.	164,487
		Baking—0.3%
12,348		Flowers Foods, Inc.	242,144
		Biotechnology—4.5%
8,002		Amgen, Inc.	1,306,887
2,225	[1]	Biogen, Inc.	603,442
13,696	[1]	Celgene Corp.	1,698,989
3,637	[1]	Myriad Genetics, Inc.	66,884
		TOTAL	3,676,202
		Broadcasting—0.3%
9,100	[1]	Discovery Communications, Inc.	261,898
		Building Supply Stores—2.3%
8,784		Home Depot, Inc.	1,371,182
6,483		Lowe's Cos., Inc.	550,277
		TOTAL	1,921,459
		Cable TV—0.1%
1,248	[1]	AMC Networks, Inc.	74,481
		Cellular Communications—1.3%
16,097	[1]	T-Mobile USA, Inc.	1,082,845
		Clothing Stores—1.2%
1,414		Foot Locker, Inc.	109,359
5,804	[1]	Fossil, Inc.	100,119
23,364		Gap (The), Inc.	612,137
2,231	[1]	Michael Kors Holdings Ltd.	83,283
1,056		TJX Cos., Inc.	83,044
		TOTAL	987,942
		Commodity Chemicals—0.3%
2,929		LyondellBasell Investment LLC	248,262
		Computer Peripherals—1.2%
3,155		NVIDIA Corp.	329,067
16,792		NetApp, Inc.	669,161
		TOTAL	998,228
		Computer Services—2.0%
10,288		IBM Corp.	1,649,063
		Computers - Low End—6.2%
35,355		Apple, Inc.	5,078,746
1

Shares			Value
		COMMON STOCKS—continued
		Contracting—0.1%
2,771		Chicago Bridge & Iron Co., N.V.	$83,352
		Cosmetics & Toiletries—0.4%
15,906	[1]	Avon Products, Inc.	77,144
5,600	[1]	Sally Beauty Holdings, Inc.	106,512
434	[1]	Ulta Beauty, Inc.	122,145
		TOTAL	305,801
		Defense Aerospace—2.0%
29,317		Spirit Aerosystems Holdings, Inc., Class A	1,675,760
		Department Stores—0.6%
909	[1]	Burlington Stores, Inc.	89,918
2,873		Dillards, Inc., Class A	159,078
8,123		Macy's, Inc.	237,354
		TOTAL	486,350
		Discount Department Stores—0.4%
5,900		Big Lots, Inc.	297,891
		Diversified Leisure—2.2%
73,976	[1]	MSG Networks, Inc.	1,845,701
		Ethical Drugs—3.8%
22,128		AbbVie, Inc.	1,459,120
9,757		Bristol-Myers Squibb Co.	546,880
14,042		Eli Lilly & Co.	1,152,287
		TOTAL	3,158,287
		Financial Services—5.6%
14,400		Ally Financial, Inc.	285,120
7,309		Ameriprise Financial, Inc.	934,456
6,605		Equifax, Inc.	893,722
1,235		S&P Global, Inc.	165,725
20,021	[1]	Vantiv, Inc.	1,242,103
1,796		Visa, Inc., Class A	163,831
44,090		Western Union Co.	875,627
		TOTAL	4,560,584
		Grocery Chain—0.5%
4,516		GNC Holdings, Inc.	35,134
13,350		Kroger Co.	395,828
		TOTAL	430,962
		Home Building—0.2%
3,390		D. R. Horton, Inc.	111,497
1,587		Lennar Corp., Class A	80,144
		TOTAL	191,641
		Home Health Care—0.1%
3,300	[1]	Weight Watchers International, Inc.	68,904
		Home Products—0.8%
9,449		Tupperware Brands Corp.	678,533
		Hospitals—0.8%
7,627	[1]	HCA, Inc.	642,270
		Hotels and Motels—2.4%
20,473		Wyndham Worldwide Corp.	1,951,282
		Internet Services—10.8%
2,033	[1]	Alphabet, Inc.	1,879,549
2,746	[1]	Amazon.com, Inc.	2,540,023
32,039	[1]	eBay, Inc.	1,070,423
2

Shares			Value
		COMMON STOCKS—continued
		Internet Services—continued
2,269		Expedia, Inc.	$303,411
16,798	[1]	Facebook, Inc.	2,523,899
3,782	[1]	NetFlix, Inc.	575,620
		TOTAL	8,892,925
		Jewelry Stores—0.1%
698		Signet Jewelers Ltd.	45,956
		Leasing—0.2%
727	[1]	Credit Acceptance Corp.	147,763
		Life Insurance—1.6%
12,000		Prudential Financial, Inc.	1,284,360
		Medical Supplies—1.1%
4,641		Baxter International, Inc.	258,411
3,466		Becton Dickinson & Co.	648,038
		TOTAL	906,449
		Medical Technology—3.1%
1,865	[1]	IDEXX Laboratories, Inc.	312,816
7,347		Thermo Fisher Scientific, Inc.	1,214,680
8,301		Zimmer Biomet Holdings, Inc.	993,215
		TOTAL	2,520,711
		Miscellaneous Communications—0.5%
10,326	[1]	CommScope Holdings Co., Inc.	434,105
		Miscellaneous Food Products—1.9%
12,679		Ingredion, Inc.	1,569,914
		Miscellaneous Machinery—0.3%
1,165		Grainger (W.W.), Inc.	224,495
		Multi-Industry Capital Goods—2.9%
6,195	[1]	HD Supply, Inc.	249,659
9,703		Roper Technologies, Inc.	2,122,046
		TOTAL	2,371,705
		Mutual Fund Adviser—0.1%
2,300		Waddell & Reed Financial, Inc., Class A	41,377
		Office Equipment—0.5%
28,428		Pitney Bowes, Inc.	377,808
		Packaged Foods—0.1%
733		Hershey Foods Corp.	79,311
		Paint & Related Materials—1.2%
2,857		Sherwin-Williams Co.	956,181
		Personnel Agency—0.1%
2,697	[1]	ServiceMaster Global Holdings, Inc.	102,756
		Photo-Optical Component-Equipment—0.4%
4,013		Cognex Corp.	342,469
		Plastic Containers—0.5%
7,987	[1]	Berry Global Group, Inc.	399,350
		Pollution Control—0.7%
8,383		Waste Management, Inc.	610,115
		Poultry Products—0.6%
7,476		Tyson Foods, Inc., Class A	480,408
		Printing—0.1%
3,882		R.R. Donnelley & Sons Co.	48,797
3

Shares			Value
		COMMON STOCKS—continued
		Property Liability Insurance—1.0%
6,906		The Travelers Cos., Inc.	$840,184
		Regional Banks—1.6%
28,222		Citizens Financial Group, Inc.	1,036,029
2,689		First Republic Bank	248,625
		TOTAL	1,284,654
		Restaurant—0.7%
2,608		Domino's Pizza, Inc.	473,065
1,293		Yum! Brands, Inc.	85,015
		TOTAL	558,080
		Rubber—0.6%
14,600		Goodyear Tire & Rubber Co.	528,958
		Securities Brokerage—0.2%
772		Marketaxess Holdings, Inc.	148,625
		Semiconductor Manufacturing—2.5%
18,872		Intel Corp.	682,223
12,225		KLA-Tencor Corp.	1,200,739
2,184		Microchip Technology, Inc.	165,067
		TOTAL	2,048,029
		Semiconductor Manufacturing Equipment—4.9%
51,816		Applied Materials, Inc.	2,104,248
13,202		Lam Research Corp.	1,912,309
		TOTAL	4,016,557
		Services to Medical Professionals—2.7%
1,435	[1]	Henry Schein, Inc.	249,403
2,247	[1]	Laboratory Corp. of America Holdings	314,917
8,736		UnitedHealth Group, Inc.	1,527,752
621	[1]	Wellcare Health Plans, Inc.	95,267
		TOTAL	2,187,339
		Shoes—0.3%
9,198	[1]	Skechers USA, Inc., Class A	232,249
		Soft Drinks—5.0%
22,130		Dr. Pepper Snapple Group, Inc.	2,028,215
18,529		PepsiCo, Inc.	2,098,965
		TOTAL	4,127,180
		Software Packaged/Custom—3.7%
624	[1]	Adobe Systems, Inc.	83,454
35,613		CA, Inc.	1,169,175
1,455		LogMeIn, Inc.	164,415
2,681		Microsoft Corp.	183,541
17,123	[1]	Salesforce.com, Inc.	1,474,632
		TOTAL	3,075,217
		Specialty Retailing—5.4%
2,872	[1]	AutoZone, Inc.	1,987,970
21,397		Bed Bath & Beyond, Inc.	829,134
6,524	[1]	O'Reilly Automotive, Inc.	1,618,930
		TOTAL	4,436,034
		Telecommunication Equipment & Services—0.3%
3,209		Motorola, Inc.	275,878
		Telephone Utility—1.1%
19,073		Verizon Communications, Inc.	875,641
4

Shares			Value
		COMMON STOCKS—continued
		Tools and Hardware—0.1%
483		Snap-On, Inc.	$80,917
		Undesignated Consumer Cyclicals—0.4%
5,300		Nu Skin Enterprises, Inc., Class A	292,719
		Undesignated Consumer Staples—0.1%
3,283		Block (H&R), Inc.	81,386
		TOTAL COMMON STOCKS (IDENTIFIED COST $71,710,388)	80,957,037
		INVESTMENT COMPANY—1.4%
1,187,163	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[3] (IDENTIFIED COST $1,187,189)	1,187,519
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $72,897,577)[4]	82,144,556
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(97,897)
		TOTAL NET ASSETS—100%	$82,046,659
1	Non-income-producing security.
2	Affiliated holding.
Transactions involving the affiliated holding during the period ended April 30, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund Institutional Shares
Balance of Shares Held 7/31/2016	1,355,892
Purchases/Additions	13,763,907
Sales/Reductions	(13,932,636)
Balance of Shares Held 4/30/2017	1,187,163
Value	$1,187,519
Dividend Income	$6,837
3	7-day net yield.
4	At April 30, 2017, the cost of investments for federal tax purposes was $72,897,577. The net unrealized appreciation of investments for federal tax purposes was $9,246,979. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,689,262 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,442,283.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
5

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
6
Federated MDT Small Cap Core Fund
Portfolio of Investments
April 30, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—93.2%
		Advertising—0.3%
55,195		MDC Partners, Inc.	$493,995
		Apparel—0.2%
16,484	[1]	Perry Ellis International, Inc.	338,252
		Auto Original Equipment Manufacturers—0.3%
30,177		Dana, Inc.	586,037
		Auto Part Replacement—1.2%
19,594	[1]	Cooper-Standard Holding, Inc.	2,215,494
		Biotechnology—4.6%
29,060	[1]	AMAG Pharmaceutical, Inc.	709,064
72,697	[1]	BioCryst Pharmaceuticals, Inc.	460,899
51,833	[1]	Cara Therapeutics, Inc.	823,626
44,948	[1]	ChemoCentryx, Inc.	325,424
160,557	[1,2]	Dynavax Technologies Corp.	891,091
44,990	[1]	Exelixis, Inc.	1,007,776
69,191	[1]	Intra-Cellular Therapies, Inc.	956,220
50,543	[1]	Momenta Pharmaceuticals, Inc.	725,292
10,960	[1]	NewLink Genetics Corp.	204,842
148,018		PDL BioPharma, Inc.	333,041
43,652	[1]	Portola Pharmaceuticals, Inc.	1,745,643
		TOTAL	8,182,918
		Bituminous Coal—0.3%
66,105	[1]	Cloud Peak Energy, Inc.	222,774
35,589	[1]	Westmoreland Coal Co.	379,379
		TOTAL	602,153
		Clothing Stores—3.0%
21,273		Children's Place, Inc./The	2,442,140
136,728	[1]	Express, Inc.	1,179,963
39,729	[1]	Fossil, Inc.	685,325
54,546	[1]	Francesca's Holdings Corp.	860,736
20,127		Tailored Brands, Inc.	248,166
		TOTAL	5,416,330
		Cogeneration—1.3%
32,386	[1]	Advanced Energy Industries, Inc.	2,390,087
		Commodity Chemicals—0.7%
32,405		Chemours Co./The	1,305,597
		Computer Networking—0.1%
15,230		Black Box Corp.	150,777
		Computer Peripherals—0.9%
35,144		Bel Fuse, Inc.	850,485
14,668	[1]	Synaptics, Inc.	803,366
		TOTAL	1,653,851
		Computer Services—2.3%
59,353		Convergys Corp.	1,336,036
161,402		Syntel, Inc.	2,842,289
		TOTAL	4,178,325
1

Shares			Value
		COMMON STOCKS—continued
		Construction Machinery—0.5%
55,354	[1]	Titan Machinery, Inc.	$877,361
		Contracting—1.3%
14,384		Argan, Inc.	961,570
33,017	[1]	Mastec, Inc.	1,457,701
		TOTAL	2,419,271
		Crude Oil & Gas Production—0.3%
16,232	[1]	California Resources Corp.	189,914
18,657	[1]	Earthstone Energy, Inc.	251,310
		TOTAL	441,224
		Dairy Products—0.8%
74,581		Dean Foods Co.	1,472,229
		Defense Aerospace—0.2%
11,199	[1]	Ducommun, Inc.	329,139
		Defense Electronics—0.5%
118,719	[1]	Kratos Defense & Security Solutions	904,639
		Diversified Leisure—3.1%
72,643	[1]	MSG Networks, Inc.	1,812,443
67,439	[1]	Pinnacle Entertainment, Inc.	1,387,220
49,035	[1]	Scientific Games Holdings Corp.	1,164,581
90,394		Travelport Worldwide Ltd.	1,190,489
		TOTAL	5,554,733
		Drug Stores—0.4%
51,236	[1]	Diplomat Pharmacy, Inc.	799,282
		Electric & Electronic Original Equipment Manufacturers—0.6%
32,282	[1]	Generac Holdings, Inc.	1,135,358
		Electric Utility—2.9%
28,870		Avista Corp.	1,164,616
41,311		Northwestern Corp.	2,469,571
34,123		Portland General Electric Co.	1,547,137
		TOTAL	5,181,324
		Electrical Equipment—0.6%
57,846	[1]	Kimball Electronics, Inc.	997,843
		Electronic Test/Measuring Equipment—0.5%
49,438		Cohu, Inc.	925,974
		Ethical Drugs—0.5%
9,703	[1]	Clovis Oncology, Inc.	561,706
45,618	[1]	Tetraphase Pharmaceuticals, Inc.	361,751
		TOTAL	923,457
		Financial Services—1.1%
37,160	[1]	Ambac Financial Group, Inc.	722,019
22,793		Federal Agricultural Mortgage Association, Class C	1,300,340
		TOTAL	2,022,359
		Generic Drugs—1.3%
168,178	[1]	Impax Laboratories, Inc.	2,362,901
		Gold Production—0.1%
39,037		Gold Resource Corp.	128,822
		Grocery Chain—0.6%
130,038		GNC Holdings, Inc.	1,011,696
		Home Building—2.8%
65,107	[1]	Beazer Homes USA, Inc.	807,978
2

Shares			Value
		COMMON STOCKS—continued
		Home Building—continued
35,311	[1]	Installed Building Products, Inc.	$1,883,842
112,044		KB Home	2,308,106
		TOTAL	4,999,926
		Home Health Care—0.7%
58,578	[1]	Cross Country Healthcare, Inc.	818,335
24,945	[1]	Weight Watchers International, Inc.	520,851
		TOTAL	1,339,186
		Home Products—0.1%
23,869		Libbey, Inc.	250,624
		Hospitals—0.5%
85,890	[1]	Adeptus Health, Inc.	53,252
93,615	[1]	Community Health Systems, Inc.	806,025
		TOTAL	859,277
		Industrial Machinery—0.8%
20,975	[1]	Chart Industries, Inc.	765,797
16,845	[1]	DXP Enterprises, Inc.	614,506
		TOTAL	1,380,303
		Internet Services—0.8%
74,017	[1]	Blucora, Inc.	1,365,614
		Iron Ore Production—0.1%
30,638	[1]	Cliffs Natural Resources, Inc.	205,887
		Jewelry Stores—0.3%
24,765		Movado Group, Inc.	579,501
		Major Steel Producer—0.2%
9,537	[1]	Ryerson Holding Corp.	130,657
16,066	[1]	Timken Co.	242,275
		TOTAL	372,932
		Maritime—0.5%
186,799	[1]	Overseas Shipholding Group, Inc.	679,949
92,545		Teekay Tankers Ltd., Class A	189,717
		TOTAL	869,666
		Medical Supplies—2.0%
15,788	[1]	iRadimed Corp.	135,777
50,186		LeMaitre Vascular, Inc.	1,493,034
50,857	[1]	Orthofix International NV	2,011,394
		TOTAL	3,640,205
		Medical Technology—0.5%
29,913	[1]	Cardiovascular Systems, Inc.	893,501
		Metal Fabrication—0.3%
16,981		Global Brass & Copper Holdings, Inc.	605,373
		Mini-Mill Producer—0.4%
39,422		Schnitzer Steel Industries, Inc., Class A	745,076
		Miscellaneous Components—1.3%
15,441	[1]	Alpha & Omega Semiconductor Ltd.	255,548
126,642		Vishay Intertechnology, Inc.	2,070,597
		TOTAL	2,326,145
		Miscellaneous Food Products—0.3%
25,706		Omega Protein Corp.	517,976
		Miscellaneous Machinery—0.5%
34,517	[1]	SPX Corp.	830,479
3

Shares			Value
		COMMON STOCKS—continued
		Mortgage and Title—1.6%
136,879	[1]	MGIC Investment Corp.	$1,442,705
87,056		Radian Group, Inc.	1,469,505
		TOTAL	2,912,210
		Multi-Line Insurance—0.9%
73,240		CNO Financial Group, Inc.	1,543,167
7,576		Crawford & Co., Class B	82,654
		TOTAL	1,625,821
		Mutual Fund Adviser—0.5%
52,388		Waddell & Reed Financial, Inc., Class A	942,460
		Office Supplies—1.3%
122,737	[1]	Acco Brands Corp.	1,749,002
32,775		Essendant, Inc.	547,343
		TOTAL	2,296,345
		Offshore Driller—0.1%
171,838	[1]	Seadrill Ltd.	118,534
		Oil Service, Explore & Drill—0.6%
48,467	[1]	Unit Corp.	1,041,556
		Personal Loans—0.9%
46,072	[1]	Enova International, Inc.	654,222
100,975	[1]	Ezcorp, Inc., Class A	913,824
		TOTAL	1,568,046
		Personnel Agency—0.4%
28,749	[1]	TrueBlue, Inc.	786,285
		Photo-Optical Component-Equipment—1.2%
10,002	[1]	Coherent, Inc.	2,156,431
		Printed Circuit Boards—1.1%
120,089	[1]	TTM Technologies	2,009,089
		Printing—2.4%
37,594		Deluxe Corp.	2,703,385
58,336		Quad Graphics, Inc.	1,531,903
		TOTAL	4,235,288
		Property Liability Insurance—1.4%
96,020		State National Cos., Inc.	1,408,613
43,515		Universal Insurance Holdings, Inc.	1,133,566
		TOTAL	2,542,179
		Regional Banks—14.4%
5,357		BancFirst Corp.	514,540
10,972		Banco Latinoamericano de Comercio Exterior SA, Class E	314,677
35,534		Beneficial Mutual Bancorp, Inc.	568,544
6,980		Bryn Mawr Bank Corp.	299,442
4,909		Cathay Bancorp, Inc.	186,787
9,590		Columbia Banking Systems, Inc.	378,901
6,947		Community Trust Bancorp, Inc.	312,268
20,760		Enterprise Financial Services Corp.	877,110
18,767	[1]	FCB Financial Holdings, Inc.	886,741
26,253		Farmers Capital Bank Corp.	1,089,499
17,224		Financial Institutions, Inc.	577,004
69,495		First Bancorp, Inc.	2,087,630
5,502		First Business Financial Services, Inc.	146,188
5,303		First Citizens Bancshares, Inc., Class A	1,845,762
6,901		First Financial Corp.	336,769
4

Shares			Value
		COMMON STOCKS—continued
		Regional Banks—continued
21,815		First Merchants Corp.	$902,705
37,803		First Midwest Bancorp, Inc.	858,506
124,151	[1]	First NBC Bank Holding Co.	329,000
56,734		Fulton Financial Corp.	1,046,742
2,948		Great Southern Bancorp, Inc.	147,842
19,265		Hancock Holding Co.	899,676
7,681		Heartland Financial USA, Inc.	368,688
21,641	[1]	Hometrust Bancshares, Inc.	541,025
16,666		Lakeland Financial Corp.	760,970
15,446		LegacyTexas Financial Group, Inc.	584,013
10,744		MainSource Financial Group, Inc.	367,445
25,299		Meridian Bancorp, Inc.	443,997
13,826		Meta Financial Group, Inc.	1,173,827
12,747		Midland States Bancorp, Inc.	439,772
4,200		MidSouth Bancorp, Inc.	64,050
12,835		National Bank Holdings Corp.	405,201
11,033		OFG Bancorp.	129,086
24,470		Peapack-Gladstone Financial Corp.	784,508
17,312		Preferred Bank Los Angeles, CA	917,363
21,857		Republic Bancorp, Inc.	786,415
3,130		S & T Bancorp, Inc.	112,555
1,936		Sandy Spring Bancorp, Inc.	83,732
15,455	[1]	Seacoast Banking Corp. of Florida	374,011
16,394		Sterling Bancorp	381,161
13,084		The Bank of NT Butterfield & Son Ltd.	435,043
5,238		TriCo Bancshares	185,739
11,306		UMB Financial Corp.	819,572
25,177		Umpqua Holdings Corp.	444,878
22,510		Union Bankshares Corp.	770,742
		TOTAL	25,980,126
		Restaurant—0.1%
21,925	[1]	Noodles & Co.	128,261
		Rubber—0.8%
39,317		Cooper Tire & Rubber Co.	1,505,841
		Savings & Loan—4.2%
57,529		Charter Financial Corp.	1,055,657
34,703		First Defiance Financial Corp.	1,861,469
25,562		QCR Holdings, Inc.	1,165,627
54,367		WSFS Financial Corp.	2,566,122
82,721		Western New England Bancorp, Inc.	868,571
		TOTAL	7,517,446
		Securities Brokerage—1.6%
26,875		Evercore Partners, Inc., Class A	1,982,031
13,036		Piper Jaffray Cos., Inc.	816,054
		TOTAL	2,798,085
		Semiconductor Manufacturing—2.0%
59,281	[1]	Advanced Micro Devices, Inc.	788,438
35,195		Cabot Microelectronics Corp.	2,757,528
		TOTAL	3,545,966
		Semiconductor Manufacturing Equipment—0.7%
50,251		Brooks Automation, Inc.	1,269,340
5

Shares			Value
		COMMON STOCKS—continued
		Services to Medical Professionals—0.7%
39,294	[1]	Tivity Health, Inc.	$1,320,278
		Soft Drinks—1.5%
29,501	[1]	National Beverage Corp.	2,613,494
		Software Packaged/Custom—2.7%
18,907	[1]	Barracuda Networks, Inc.	384,379
18,700	[1]	Brightcove, Inc.	162,690
55,060	[1]	Carbonite, Inc.	1,189,296
20,734	[1]	Insight Enterprises, Inc.	872,902
23,541	[1]	Proofpoint, Inc.	1,774,285
17,187	[1]	Varonis Systems, Inc.	539,672
		TOTAL	4,923,224
		Specialty Chemicals—2.0%
21,595		Trinseo SA	1,433,908
73,689	[1]	Univar, Inc.	2,199,617
		TOTAL	3,633,525
		Specialty Retailing—2.1%
56,267		Big 5 Sporting Goods Corp.	866,512
44,966	[1]	FTD Companies, Inc.	899,320
97,037		Office Depot, Inc.	482,274
33,181		Pier 1 Imports, Inc.	223,640
35,596	[1]	Rush Enterprises, Inc.	1,343,749
		TOTAL	3,815,495
		System Instruments—0.9%
43,108	[1]	Sanmina Corp.	1,605,773
		Telecommunication Equipment & Services—0.2%
18,327	[1]	CIENA Corp.	419,872
		Telephone Utility—0.9%
62,799		West Corp.	1,676,105
		Truck Manufacturing—0.9%
29,286		Spartan Motors, Inc.	241,609
60,060		Wabash National Corp.	1,368,167
		TOTAL	1,609,776
		Undesignated Consumer Cyclicals—0.9%
31,997	[1]	Career Education Corp.	324,769
35,528		DeVry Education Group, Inc.	1,344,735
		TOTAL	1,669,504
		Undesignated Health—0.5%
19,569		Medifast, Inc.	906,436
		Undesignated Transportation—1.1%
38,995	[1]	XPO Logistics, Inc.	1,925,963
		TOTAL COMMON STOCKS (IDENTIFIED COST $155,758,906)	167,881,853
		INVESTMENT COMPANY—3.4%
6,068,397	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[3] (IDENTIFIED COST $6,070,142)	6,070,218
		TOTAL INVESTMENTS—96.6% (IDENTIFIED COST $161,829,048)[4]	173,952,071
		OTHER ASSETS AND LIABILITIES - NET—3.4%[5]	6,060,178
		TOTAL NET ASSETS—100%	$180,012,249
1	Non-income-producing security.
2	Affiliated company or holding.
6

Transactions involving the affiliated company and holding during the period ended April 30, 2017, were as follows:
	Dynavax Technologies Corp.	Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2016	—	803,721
Purchases/Additions	160,557	75,012,691
Sales/Reductions	—	(69,748,015)
Balance of Shares Held 4/30/2017	160,557	6,068,397
Value	$891,091	$6,070,218
Dividend Income	$—	$21,530
3	7-day net yield.
4	At April 30, 2017, the cost of investments for federal tax purposes was $161,829,048. The net unrealized appreciation of investments for federal tax purposes was $12,123,023. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,702,743 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,579,720.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
8
Federated MDT Small Cap Growth Fund
Portfolio of Investments
April 30, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—97.2%
		Air Freight—0.3%
61,658	[1]	Radiant Logistics, Inc.	$369,948
		Airline - Regional—1.0%
25,623	[1]	Hawaiian Holdings, Inc.	1,391,329
		Auto Original Equipment Manufacturers—1.4%
77,507	[1]	Commercial Vehicle Group, Inc.	689,037
19,006	[1]	Stoneridge, Inc.	372,708
14,961		Tenneco, Inc.	942,992
		TOTAL	2,004,737
		Auto Part Replacement—1.3%
16,046	[1]	Cooper-Standard Holding, Inc.	1,814,321
		Biotechnology—9.8%
81,219	[1]	BioCryst Pharmaceuticals, Inc.	514,928
8,485	[1]	Bluebird Bio, Inc.	754,741
23,880	[1]	Blueprint Medicines Corp.	1,112,330
77,788	[1]	Celldex Therapeutics, Inc.	259,034
58,211	[1]	ChemoCentryx, Inc.	421,448
105,127	[1,2]	Dynavax Technologies Corp.	583,455
105,014	[1]	Enzo Biochem, Inc.	924,123
15,496	[1]	Epizyme, Inc.	279,703
22,535	[1]	Exact Sciences Corp.	676,275
35,162	[1]	Exelixis, Inc.	787,629
47,699	[1]	Halozyme Therapeutics, Inc.	664,924
74,953	[1]	Innoviva, Inc.	883,321
14,655	[1]	Insmed, Inc.	270,385
39,446	[1]	Intra-Cellular Therapies, Inc.	545,144
8,761	[1]	Kite Pharma, Inc.	719,103
48,505	[1]	Lipocine, Inc.	205,661
26,285	[1]	NewLink Genetics Corp.	491,267
84,022		PDL BioPharma, Inc.	189,049
32,383	[1]	PRA Health Sciences, Inc.	2,071,217
27,951	[1]	Portola Pharmaceuticals, Inc.	1,117,760
36,232	[1]	RTI Surgical, Inc.	146,740
20,012	[1]	Seres Therapeutics, Inc.	196,718
35,482	[1]	Zafgen, Inc.	173,152
		TOTAL	13,988,107
		Broadcasting—1.6%
7,571		Nexstar Media Group, Inc., Class A	522,399
43,033		Sinclair Broadcast Group, Inc.	1,697,652
		TOTAL	2,220,051
		Building Materials—0.8%
11,362		Universal Forest Products, Inc.	1,082,685
		Clothing Stores—3.5%
19,509		Buckle, Inc.	364,819
121,754		Chicos Fas, Inc.	1,682,640
18,104		Children's Place, Inc./The	2,078,339
27,545	[1]	Francesca's Holdings Corp.	434,660
1

Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—continued
27,476		Tailored Brands, Inc.	$338,779
		TOTAL	4,899,237
		Cogeneration—2.1%
39,911	[1]	Advanced Energy Industries, Inc.	2,945,432
86,100	[1]	Rentech, Inc.	44,755
		TOTAL	2,990,187
		Commodity Chemicals—0.7%
26,064		Chemours Co./The	1,050,119
		Computer Networking—0.2%
40,858	[1]	Extreme Networks, Inc.	319,305
		Computer Peripherals—0.6%
15,675	[1]	Synaptics, Inc.	858,520
		Computer Services—3.3%
48,214		Convergys Corp.	1,085,297
11,734		Fair Isaac & Co., Inc.	1,589,722
11,958	[1]	Perficient, Inc.	208,308
102,691		Syntel, Inc.	1,808,389
		TOTAL	4,691,716
		Contracting—3.1%
14,035		Argan, Inc.	938,240
28,205		Comfort Systems USA, Inc.	1,035,123
11,529	[1]	Dycom Industries, Inc.	1,218,154
26,852	[1]	Mastec, Inc.	1,185,516
		TOTAL	4,377,033
		Cosmetics & Toiletries—1.1%
10,027	[1]	Helen of Troy Ltd.	942,538
10,918	[1]	USANA Health Sciences, Inc.	620,688
		TOTAL	1,563,226
		Crude Oil & Gas Production—0.0%
10,374	[1]	PetroQuest Energy, Inc.	24,379
		Dairy Products—0.6%
43,422		Dean Foods Co.	857,150
		Discount Department Stores—1.1%
29,855		Big Lots, Inc.	1,507,379
		Diversified Leisure—3.2%
51,725	[1]	MSG Networks, Inc.	1,290,539
58,442	[1]	Penn National Gaming, Inc.	1,080,008
56,653	[1]	Scientific Games Holdings Corp.	1,345,509
68,217		Travelport Worldwide Ltd.	898,418
		TOTAL	4,614,474
		Drug Stores—0.3%
30,344	[1]	Diplomat Pharmacy, Inc.	473,366
		Electric & Electronic Original Equipment Manufacturers—0.9%
35,058	[1]	Generac Holdings, Inc.	1,232,990
		Ethical Drugs—1.0%
11,931	[1]	Clovis Oncology, Inc.	690,686
38,790	[1]	Horizon Pharma PLC	596,590
18,965	[1]	Tetraphase Pharmaceuticals, Inc.	150,392
		TOTAL	1,437,668
2

Shares			Value
		COMMON STOCKS—continued
		Financial Services—0.9%
53,347		Evertec, Inc.	$845,550
26,420		Liberty Tax, Inc.	371,201
		TOTAL	1,216,751
		Furniture—1.0%
12,152		Bassett Furniture Industries, Inc.	365,168
22,001		Ethan Allen Interiors, Inc.	655,630
16,804		La-Z-Boy, Inc.	468,831
		TOTAL	1,489,629
		Generic Drugs—2.9%
118,322	[1]	Impax Laboratories, Inc.	1,662,424
43,658	[1]	Prestige Brands Holdings, Inc.	2,506,406
		TOTAL	4,168,830
		Grocery Chain—0.5%
85,634		GNC Holdings, Inc.	666,233
		Home Building—2.5%
25,560	[1]	Installed Building Products, Inc.	1,363,626
35,397		M.D.C. Holdings, Inc.	1,097,661
45,941	[1]	Taylor Morrison Home Corp., Class A	1,061,237
		TOTAL	3,522,524
		Home Health Care—1.2%
26,772	[1]	Care.com, Inc.	317,248
50,996	[1]	Cross Country Healthcare, Inc.	712,414
29,859	[1]	Weight Watchers International, Inc.	623,456
		TOTAL	1,653,118
		Home Products—0.3%
45,633		Libbey, Inc.	479,146
		Hospitals—0.0%
59,262	[1]	Adeptus Health, Inc.	36,742
		Household Appliances—0.7%
12,772	[1]	iRobot Corp.	1,018,439
		Industrial Machinery—1.1%
7,258	[1]	DXP Enterprises, Inc.	264,772
14,960		John Bean Technologies Corp.	1,326,204
		TOTAL	1,590,976
		Internet Services—2.5%
29,433		j2 Global, Inc.	2,656,034
7,000	[1]	RingCentral, Inc.	223,650
37,008	[1]	TrueCar, Inc.	648,380
		TOTAL	3,528,064
		Life Insurance—1.9%
31,450		Primerica, Inc.	2,635,510
		Lumber Products—0.7%
38,731	[1]	Louisiana-Pacific Corp.	996,936
		Medical Supplies—4.6%
39,384	[1]	Cutera, Inc.	769,957
16,842	[1]	iRadimed Corp.	144,841
67,213	[1]	Lantheus Holdings, Inc.	873,769
58,007		LeMaitre Vascular, Inc.	1,725,708
91,811	[1]	OraSure Technologies, Inc.	1,203,642
44,259	[1]	Orthofix International NV	1,750,444
		TOTAL	6,468,361
3

Shares			Value
		COMMON STOCKS—continued
		Medical Technology—0.7%
35,254	[1]	Cardiovascular Systems, Inc.	$1,053,037
		Metal Fabrication—0.9%
15,682		Global Brass & Copper Holdings, Inc.	559,063
17,583		Worthington Industries, Inc.	764,861
		TOTAL	1,323,924
		Miscellaneous Components—0.6%
27,526	[1]	8x8, Inc.	400,503
7,034		Power Integrations, Inc.	463,893
		TOTAL	864,396
		Mortgage and Title—1.3%
49,156	[1]	Essent Group Ltd.	1,819,264
		Multi-Industry Capital Goods—0.3%
15,639		Raven Industries, Inc.	484,809
		Multi-Line Insurance—0.2%
20,135		Crawford & Co., Class B	219,673
		Office Supplies—0.4%
26,235		Knoll, Inc.	628,591
		Oil Service, Explore & Drill—0.1%
33,657	[1]	Pioneer Energy Services Corp.	102,654
		Other Communications Equipment—1.0%
30,269	[1]	Netgear, Inc.	1,427,183
		Other Steel Producer—0.1%
3,510	[1]	Gibraltar Industries, Inc.	137,768
		Personal Loans—1.0%
44,131		CPI Card Group, Inc.	158,871
71,956	[1]	Enova International, Inc.	1,021,775
4,623	[1]	World Acceptance Corp.	244,557
		TOTAL	1,425,203
		Personnel Agency—0.3%
17,042		KForce Com, Inc.	386,853
		Photo-Optical Component-Equipment—1.4%
8,898	[1]	Coherent, Inc.	1,918,409
		Plastic—0.5%
6,875	[1]	Rogers Corp.	707,712
		Printing—3.0%
53,874	[1]	American Reprographics Co.	198,256
35,902		Deluxe Corp.	2,581,713
56,098		Quad Graphics, Inc.	1,473,134
		TOTAL	4,253,103
		Property Liability Insurance—0.7%
7,143		HCI Group, Inc.	340,650
27,584		Universal Insurance Holdings, Inc.	718,563
		TOTAL	1,059,213
		Regional Banks—1.7%
2,779		County Bancorp, Inc.	76,283
74,317		National Bank Holdings Corp.	2,346,188
		TOTAL	2,422,471
		Restaurants—0.9%
22,321		DineEquity, Inc.	1,262,029
4

Shares			Value
		COMMON STOCKS—continued
		Restaurants—continued
12,403	[1]	Noodles & Co.	$72,558
		TOTAL	1,334,587
		Savings & Loan—0.4%
2,810		Hingham Institution for Savings	504,367
		Securities Brokerage—1.4%
26,499		Evercore Partners, Inc., Class A	1,954,301
		Semiconductor Manufacturing—3.7%
58,681	[1]	Advanced Micro Devices, Inc.	780,457
12,317	[1]	Ceva, Inc.	443,412
19,529	[1]	Cirrus Logic, Inc.	1,256,691
13,929		Monolithic Power Systems	1,274,504
14,947	[1]	Semtech Corp.	510,440
9,802	[1]	Silicon Laboratories, Inc.	697,412
3,576		Universal Display Corp.	319,516
		TOTAL	5,282,432
		Semiconductor Manufacturing Equipment—0.2%
11,200	[1]	Entegris, Inc.	277,760
		Soft Drinks—1.5%
23,263	[1]	National Beverage Corp.	2,060,869
		Software Packaged/Custom—8.9%
20,867	[1]	Acxiom Corp.	603,056
14,025	[1]	Aspen Technology, Inc.	862,397
24,934	[1]	Barracuda Networks, Inc.	506,908
5,880	[1]	Bottomline Technologies, Inc.	137,004
41,401	[1]	Brightcove, Inc.	360,189
9,502		CSG Systems International, Inc.	356,420
34,007	[1]	Carbonite, Inc.	734,551
7,172	[1]	Commvault Systems, Inc.	361,827
2,270		Ebix, Inc.	140,059
8,984	[1]	ePlus, Inc.	640,110
20,134	[1]	Five9, Inc.	367,345
6,322	[1]	Insight Enterprises, Inc.	266,156
107,732	[1]	Internap Corp.	333,969
17,321	[1]	MindBody, Inc.	491,050
9,869	[1]	Paycom Software, Inc.	594,607
18,377	[1]	Proofpoint, Inc.	1,385,075
29,028	[1]	RealPage, Inc.	1,075,488
43,647	[1]	Rubicon Project, Inc./The	249,224
4,423	[1]	Synchronoss Technologies, Inc.	70,768
34,813	[1]	Take-Two Interactive Software, Inc.	2,187,997
17,581	[1]	Varonis Systems, Inc.	552,044
16,866	[1]	Web.com Group, Inc.	325,514
		TOTAL	12,601,758
		Specialty Chemicals—3.1%
36,628	[1]	Ferro Corp.	656,374
10,347		KMG Chemicals, Inc.	543,735
11,260	[1]	Koppers Holdings, Inc.	477,987
15,906		Trinseo SA	1,056,158
57,195	[1]	Univar, Inc.	1,707,271
		TOTAL	4,441,525
5

Shares			Value
		COMMON STOCKS—continued
		System Instruments—0.3%
6,107		Belden, Inc.	$425,658
		Telecommunication Equipment & Services—0.9%
31,392	[1]	CIENA Corp.	719,191
8,393		Plantronics, Inc.	458,258
13,827	[1]	Sonus Networks, Inc.	106,191
		TOTAL	1,283,640
		Telephone Utility—0.4%
22,828		West Corp.	609,279
		Truck Manufacturing—0.8%
50,151		Wabash National Corp.	1,142,440
		Undesignated Consumer Cyclicals—1.3%
24,988		Hackett Group, Inc.	495,512
13,004		Nutri/System, Inc.	695,064
8,076		Strayer Education, Inc.	700,270
		TOTAL	1,890,846
		Undesignated Health—0.5%
16,026		Medifast, Inc.	742,324
		TOTAL COMMON STOCKS (IDENTIFIED COST $120,696,998)	138,025,235
		INVESTMENT COMPANY—3.1%
4,417,206	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[3] (IDENTIFIED COST $4,418,470)	4,418,532
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $125,115,468)[4]	142,443,767
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(388,692)
		TOTAL NET ASSETS—100%	$142,055,075
1	Non-income-producing security.
2	Affiliated company or holding.
Transactions involving the affiliated company during the period ended April 30, 2017, were as follows:
Dynavax Technologies Corp.
Balance of Shares Held 7/31/2016	—
Purchases/Additions	105,127
Sales/Reductions	—
Balance of Shares Held 4/30/2017	105,127
Value	$583,455
Dividend Income	$—
Transactions involving the affiliated holding during the period ended April 30, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2016	1,660,718
Purchases/Additions	43,500,003
Sales/Reductions	(40,743,515)
Balance of Shares Held 4/30/2017	4,417,206
Value	$4,418,532
Dividend Income	$13,820
3	7-day net yield.
6

4	At April 30, 2017, the cost of investments for federal tax purposes was $125,115,468. The net unrealized appreciation of investments for federal tax purposes was $17,328,299. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,399,315 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,071,016.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
7

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2017